PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses	¥ 942,990	$ 147,975	¥ 884,156
Tax recoverables	964,262	151,313	879,237
Deposits	68,887	10,809	31,774
Loan to third parties	17,492	2,745	19,107
Interest receivables	728	114	1,484
Staff advances	1,561	245	968
Others	53,991	8,472	49,458
Prepaid expenses and other current assets	¥ 2,049,911	$ 321,673	¥ 1,866,184